August 5, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)
(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Trust’s (i) Prospectus for the Equity Funds (ii) Prospectus for the Equity Index Funds (iii) Prospectus for the Fixed Income Funds (iv) Prospectus for the Tax-Exempt Fixed Income Funds and (v) Prospectus for the Money Market Funds each dated July 31, 2008, do not differ from those contained in Post-Effective Amendment No. 60 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 29, 2008 (Accession #: 0001193125-08-160161).

Please do not hesitate to contact the undersigned at (617) 338-4436 if you have any questions.

Very truly yours,

/s/ Stephanie Nichols
Stephanie Nichols

cc:	Craig Carberry, Esq.
Diana McCarthy, Esq.
Linda J. Hoard, Esq.